ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 16, 2020	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com
VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason Partners Income Trust (File No. 2-96408) (filing relates to Western Asset Income Fund (the “Fund”)

Ladies and Gentlemen:

We are counsel to the above-referenced registrant, which is filing, pursuant to Rule 497 under the Securities Act of 1933, an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement filed and dated February 12, 2020 for the Fund, such changes effective March 12, 2020.

Any questions or comments on the filing should be directed to the undersigned at (617) 951-7114.

Very truly yours,
/s/ Adam M. Schlichtmann
Adam M. Schlichtmann